                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05415

Morgan Stanley Utilities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY UTILITIES FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
FOR THE YEAR ENDED DECEMBER 31, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED DECEMBER 31, 2005

                                                     S&P          LIPPER
                                                  500(R)   UTILITY FUNDS
CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)         INDEX(2)
------------------------------------------------------------------------
 15.12%      15.22%      14.35%      15.34%         4.91%          15.00%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

BECAUSE CLASS B SHARES INCURRED LOWER EXPENSES UNDER THE 12b-1 PLAN THAN DID CLASS A SHARES FOR THE FISCAL PERIOD ENDED DECEMBER 31, 2005, THE TOTAL OPERATING EXPENSE RATIO FOR CLASS B SHARES WAS LOWER AND, AS A RESULT, THE PERFORMANCE OF CLASS B SHARES WAS HIGHER THAN THAT OF THE CLASS A SHARES. THERE CAN BE NO ASSURANCE THAT THIS WILL CONTINUE TO OCCUR IN THE FUTURE AS THE MAXIMUM FEES PAYABLE BY CLASS B SHARES UNDER THE 12b-1 PLAN ARE HIGHER THAN THOSE PAYABLE BY CLASS A SHARES.

MARKET CONDITIONS

Despite the Federal Open Market Committee's steady monetary tightening policy, interest rates remained low by historical standards. In this environment, utility stocks were rewarded by investors for their yield and dividend growth potential. The market's comfort with utilities was further bolstered by the sector's increased emphasis on basic utility service models. Such models entailed less high risk diversification efforts, and in turn, cleaner balance sheets and enhanced earnings predictability. Merger-and-acquisition activity furthered the overall appeal of the utilities sector.

Although electric and natural gas stocks showed general weakness in the fourth quarter of 2005, these sectors were the dominant performers for the year. Exceptionally strong oil and natural gas prices were key factors underlying the significant upside of natural gas companies having exploration and production (E&P) affiliations. Similarly, selective electric utilities were beneficiaries of higher commodity prices, particularly those having relatively low cost coal and nuclear generation. During the period, telecommunications stocks across the market generated mixed performance. A number of companies were hindered by the threat of competition, a significant build-up of capital expenditures and regulatory uncertainties. While telecommunication operating companies (Regional Bells) were stagnant, stocks within the wireless area of the telecommunications industry provided stronger gains. Unlike the wireline operators where growth is slow at best, the wireless area offered more attractive organic growth prospects as well as the benefit of synergies from current and future consolidation.

PERFORMANCE ANALYSIS

Morgan Stanley Utilities Fund Class A, B and D shares outperformed the S&P 500(R) Index and the Lipper Utility Funds Index for the 12 months ended December 31, 2005, assuming no deduction of applicable sales charges. Class C shares outperformed the S&P 500(R) Index and underperformed the Lipper Utility Funds Index for the same period, assuming no deduction of sales charges.

A variety of factors drove the Fund's strong absolute returns and wide outperformance of the S&P 500(R) Index. In addition to benefiting from the favorable trends which supported the sector, the Fund was especially well served by its focus on electric companies, many which excelled as commodity prices soared. Additionally, selected electric positions were further rewarded for restructuring activity or turnarounds. The Fund's natural gas allocation contributed solid gains, as well. Stocks of companies with E&P operations were among those that performed most strongly. Within its telecommunications position, the performance of the Fund reflected the mixed trends seen in the broader market. Exposure to wireless-related holdings offset much of the lackluster performance from wireline operators, such as the Regional Bells and independent carriers.

Throughout the period, the Fund was well diversified across the utilities sector. As of December 31, 2005, electric utilities stocks represented 61 percent of equity investments, natural gas and energy stocks represented 23 percent, and telecommunications represented 16 percent. We note that the Fund's holdings and allocation may be modified at any time, in response to our analysis of broader trends or company specific fundamentals.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Edison International                      3.5%
Dominion Resources, Inc.                  3.3
FPL Group, Inc.                           3.3
Exelon Corp.                              3.3
TXU Corp.                                 3.2
PPL Corp.                                 3.2
Sprint Nextel Corp.                       3.1
Constellation Energy Group, Inc.          3.1
Entergy Corp.                             2.9
Sempra Energy                             2.9

TOP FOUR INDUSTRIES

Electric Utilities                       60.6%
Energy                                   22.7
Telecommunications                       16.1
Short-Term Investment                     0.3

DATA AS OF DECEMBER 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FOUR INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) AND INVESTMENT GRADE FIXED-INCOME SECURITIES (INCLUDING ASSET-BACKED SECURITIES AND ZERO-COUPON SECURITIES) OF COMPANIES THAT ARE ENGAGED IN THE UTILITIES INDUSTRY. A COMPANY WILL BE CONSIDERED TO BE IN THE UTILITIES INDUSTRY IF IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR EARNINGS FROM THE UTILITIES INDUSTRY OR DEVOTES AT LEAST 50 PERCENT OF ITS ASSETS TO ACTIVITIES IN THAT INDUSTRY. THESE MAY INCLUDE COMPANIES INVOLVED IN, AMONG OTHER AREAS: GAS AND ELECTRIC ENERGY, WATER DISTRIBUTION, TELECOMMUNICATIONS, COMPUTERS, THE INTERNET AND INTERNET RELATED SERVICES, AND OTHER NEW OR EMERGING TECHNOLOGIES. THE COMPANIES MAY INCLUDE TRADITIONALLY REGULATED PUBLIC UTILITIES OR FULLY OR PARTIALLY DEREGULATED UTILITY COMPANIES AS WELL AS UNREGULATED UTILITY COMPANIES. THE FUND MAY INVEST UP TO 25 PERCENT OF ITS NET ASSETS IN FOREIGN SECURITIES, INCLUDING COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) AND INVESTMENT GRADE FIXED-INCOME SECURITIES. HOWEVER, THIS PERCENTAGE LIMITATION DOES NOT APPLY TO SECURITIES OF FOREIGN COMPANIES THAT ARE LISTED IN THE UNITED STATES ON A NATIONAL SECURITIES EXCHANGE.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL

AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT -- CLASS B

($ IN THOUSANDS)      FUND^^     S&P 500(R) INDEX(1)   LIPPER UTILITY FUNDS INDEX(2)
December 31, 1995   $   10,000        $   10,000                 $   10,000
December 31, 1996   $   10,499        $   12,295                 $   10,933
December 31, 1997   $   13,208        $   16,397                 $   13,744
December 31, 1998   $   16,107        $   21,082                 $   16,273
December 31, 1999   $   17,732        $   25,518                 $   18,638
December 31, 2000   $   18,879        $   23,192                 $   20,236
December 31, 2001   $   14,759        $   20,438                 $   15,916
December 31, 2002   $   11,763        $   15,923                 $   12,303
December 31, 2003   $   13,634        $   20,491                 $   14,957
December 31, 2004   $   16,410        $   22,721                 $   18,531
December 31, 2005   $   18,907        $   23,836                 $   21,311

ENDING VALUE

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED DECEMBER 31, 2005

                  CLASS A SHARES*       CLASS B SHARES**      CLASS C SHARES+       CLASS D SHARES++
                  (SINCE 07/28/97)      (SINCE 04/29/88)      (SINCE 07/28/97)      (SINCE 07/28/97)

SYMBOL                       UTLAX                 UTLBX                 UTLCX                 UTLDX
1 YEAR                       15.12%(3)             15.22%(3)             14.35%(3)             15.34%(3)
                              9.08(4)              10.22(4)              13.35(4)                 --

5 YEARS                       0.38(3)               0.03(3)              (0.35)(3)              0.62(3)
                             (0.69)(4)             (0.27)(4)             (0.35)(4)                --

10 YEARS                        --                  6.58(3)                 --                    --
                                --                  6.58(4)                 --                    --

SINCE INCEPTION               6.94(3)               8.57(3)               6.14(3)               7.19(3)
                              6.26(4)               8.57(4)               6.14(4)                 --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++  CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD & POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER UTILITY FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER UTILITY FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^^  ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/05 - 12/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       BEGINNING         ENDING       EXPENSES PAID
                                                     ACCOUNT  VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                     --------------   -------------   ---------------
                                                                                        07/01/05 -
                                                       07/01/05         12/31/05        12/31/05
                                                     --------------   -------------   ---------------
CLASS A
Actual (2.44% return)                                $     1,000.00   $    1,024.40   $          5.20
Hypothetical (5% annual return before expenses)      $     1,000.00   $    1,020.06   $          5.19

CLASS B
Actual (2.57% return)                                $     1,000.00   $    1,025.70   $          4.44
Hypothetical (5% annual return before expenses)      $     1,000.00   $    1,020.82   $          4.43

CLASS C
Actual (2.11% return)                                $     1,000.00   $    1,021.10   $          9.02
Hypothetical (5% annual return before expenses)      $     1,000.00   $    1,016.28   $          9.00

CLASS D
Actual (2.57% return)                                $     1,000.00   $    1,025.70   $          3.93
Hypothetical (5% annual return before expenses)      $     1,000.00   $    1,021.32   $          3.92

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.02%, 0.87%, 1.77% AND 0.77% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY UTILITIES FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

NUMBER OF
 SHARES                                                                                  VALUE
--------------------------------------------------------------------------------------------------
            COMMON STOCKS (98.0%)
            ELECTRIC UTILITIES (59.8%)
1,070,000   AES Corp. (The)*                                                         $  16,938,100
  360,000   Allegheny Energy, Inc.*                                                     11,394,000
  360,000   Ameren Corp.                                                                18,446,400
  530,000   American Electric Power Co., Inc.                                           19,657,700
  475,000   CMS Energy Corp.*                                                            6,892,250
  295,000   Consolidated Edison, Inc.                                                   13,667,350
  455,000   Constellation Energy Group, Inc.                                            26,208,000
  370,000   Dominion Resources, Inc.                                                    28,564,000
  359,000   DPL, Inc.                                                                    9,337,590
  620,724   Duke Energy Corp.                                                           17,038,874
  685,000   Edison International                                                        29,872,850
  365,000   Entergy Corp.                                                               25,057,250
  525,000   Exelon Corp.                                                                27,898,500
  410,000   FirstEnergy Corp.                                                           20,085,900
  685,000   FPL Group, Inc.                                                             28,468,600
  470,000   NRG Energy, Inc.*                                                           22,146,400
  645,000   NSTAR                                                                       18,511,500
  585,000   PG&E Corp.                                                                  21,715,200
  300,000   Pinnacle West Capital Corp.                                                 12,405,000
  463,000   PNM Resources Inc.                                                          11,338,870
  925,000   PPL Corp.                                                                   27,195,000
  435,000   Reliant Energy, Inc.*                                                        4,489,200
  600,000   SCANA Corp.                                                                 23,628,000
  535,000   Southern Co. (The)                                                          18,473,550
  355,000   TECO Energy, Inc.                                                            6,098,900
  540,000   TXU Corp.                                                                   27,102,600
  490,000   Wisconsin Energy Corp.                                                      19,139,400
                                                                                     -------------
                                                                                       511,770,984
                                                                                     -------------
            ENERGY (22.6%)
  590,000   AGL Resources, Inc.                                                         20,537,900
  135,000   Burlington Resources, Inc.                                                  11,637,000
  530,000   Equitable Resources, Inc.                                                   19,445,700
  245,200   KeySpan Corp.                                                                8,751,188
  195,000   Kinder Morgan, Inc.                                                         17,930,250
  595,000   MDU Resources Group, Inc.                                                   19,480,300
  375,700   New Jersey Resources Corp.                                                  15,738,073
  180,000   Peabody Energy Corp.                                                        14,835,600

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
--------------------------------------------------------------------------------------------------
  300,000   Questar Corp.                                                            $  22,710,000
  556,511   Sempra Energy                                                               24,953,953
  765,000   Williams Companies, Inc. (The)                                              17,725,050
                                                                                     -------------
                                                                                       193,745,014
                                                                                     -------------
            TELECOMMUNICATIONS (15.6%)
  290,900   ALLTEL Corp.                                                                18,355,790
  579,972   AT&T Inc.                                                                   14,203,514
  525,000   BellSouth Corp.                                                             14,227,500
  215,250   CenturyTel, Inc.                                                             7,137,690
  620,000   Crown Castle International Corp.*                                           16,684,200
1,115,070   Sprint Nextel Corp.                                                         26,048,035
  221,586   Telefonica de Espana S.A. (ADR) (Spain)                                      9,975,802
  545,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)                          13,450,600
  300,160   Verizon Communications Inc.                                                  9,040,819
  225,000   Vodafone Group PLC (ADR) (United Kingdom)                                    4,830,750
                                                                                     -------------
                                                                                       133,954,700
                                                                                     -------------
            TOTAL COMMON STOCKS
             (COST $445,468,080)                                                       839,470,698
                                                                                     -------------

PRINCIPAL
AMOUNT IN                                                     COUPON      MATURITY
THOUSANDS                                                      RATE        DATE
---------                                                    --------    ----------
            CORPORATE BONDS (1.3%)
            ELECTRIC UTILITIES (0.8%)
$     185   Appalachian Power Co. (Series G)                   3.60%      05/15/08         179,323
      285   Carolina Power & Light Co.                        5.125       09/15/13         284,691
      585   Cleco Power LLC                                   5.375       05/01/13         581,460
      655   Commonwealth Edison Co. (Series 98)                6.15       03/15/12         683,274
      425   Duquesne Light Co. (Series O)                      6.70       04/15/12         461,785
      115   Entergy Gulf States, Inc.                          3.60       06/01/08         110,649
      145   Entergy Gulf States, Inc.                          4.81+      12/01/09         141,603
      465   Exelon Corp.                                       6.75       05/01/11         495,602
      300   FirstEnergy Corp. (Series B)                       6.45       11/15/11         318,387
      200   Indianapolis Power & Light Co. - 144A**            6.30       07/01/13         210,702
      785   Jersey Central Power & Light Co. (Series MTN)      6.45       05/15/06         789,803
      245   Pacific Gas & Electric Co.                         6.05       03/01/34         254,435
      595   Pinnacle West Capital Corp.                        6.40       04/01/06         597,639
      650   Public Service Co. of New Mexico (Series B)        7.50       08/01/18         742,927
      460   Public Service Electric & Gas Co. (Series MTNB)    5.00       01/01/13         455,432

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                     COUPON      MATURITY
THOUSANDS                                                      RATE         DATE         VALUE
--------------------------------------------------------------------------------------------------
$     355   Texas-New Mexico Power Co.                         6.25%      01/15/09   $     364,600
      200   TXU Energy Co.                                     7.00       03/15/13         213,435
                                                                                     -------------
                                                                                         6,885,747
                                                                                     -------------
            ENERGY (0.0%)
      150   Panhandle Eastern Pipe Line Co.                    4.80       08/15/08         148,394
      110   Panhandle Eastern Pipe Line Co. (Series B)         2.75       03/15/07         106,993
       85   Sempra Energy                                      4.62       05/17/07          84,425
                                                                                     -------------
                                                                                           339,812
                                                                                     -------------
            TELECOMMUNICATIONS (0.5%)
      124   AT&T Corp.                                         9.05       11/15/11         137,408
      735   France Telecom S.A. (France)                       8.75       03/01/31         983,664
      605   GTE Corp.                                          6.94       04/15/28         649,356
      690   SBC Communications, Inc.                           6.15       09/15/34         695,413
      140   SBC Communications, Inc.                           6.45       06/15/34         146,164
      420   Sprint Capital Corp.                              8.375       03/15/12         487,365
      300   Sprint Capital Corp.                               8.75       03/15/32         399,330
      390   Vodafone Airtouch PLC (United Kingdom)             7.75       02/15/10         427,532
                                                                                     -------------
                                                                                         3,926,232
                                                                                     -------------
            TOTAL CORPORATE BONDS
            (COST $10,741,371)                                                          11,151,791
                                                                                     -------------
            SHORT-TERM INVESTMENT (0.3%)
            REPURCHASE AGREEMENT
    2,159   Joint repurchase agreement account
             (dated 12/30/05; proceeds $2,160,020) (a)
             (COST $2,159,000)                                 4.25       01/03/06       2,159,000
                                                                                     -------------
            TOTAL INVESTMENTS
             (COST $458,368,451) (b)                                       99.6%       852,781,489
            OTHER ASSETS IN EXCESS OF LIABILITIES                           0.4          2,996,959
                                                                         ------      -------------
            NET ASSETS                                                    100.0%     $ 855,778,448
                                                                         ======      =============

----------
   ADR  AMERICAN DEPOSITARY RECEIPT.
    *   NON-INCOME PRODUCING SECURITY.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
    + FLOATING RATE SECURITY; RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31, 2005.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b)  THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $461,466,992.
        THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $392,764,406 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,449,909, RESULTING IN
        NET UNREALIZED APPRECIATION OF $391,314,497.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY UTILITIES FUND
SUMMARY OF INVESTMENTS - DECEMBER 31, 2005

                                                                   PERCENT OF
INDUSTRY                                               VALUE       NET ASSETS
-----------------------------------------------------------------------------
Electric Utilities                                $  518,656,731      60.6%
Energy                                               194,084,826      22.6
Telecommunications                                   137,880,932      16.1
Repurchase Agreement                                   2,159,000       0.3
                                                  --------------   -------
                                                  $  852,781,489      99.6%
                                                  ==============   =======

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY UTILITIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS:
Investments in securities, at value
  (cost $458,368,451)                                             $    852,781,489
Receivable for:
  Investments sold                                                       3,044,077
  Shares of beneficial interest sold                                     2,156,082
  Dividends                                                              1,881,289
  Interest                                                                 190,712
  Foreign withholding taxes reclaimed                                       46,768
Receivable from affiliate                                                  132,543
Prepaid expenses and other assets                                           59,170
                                                                  ----------------
    TOTAL ASSETS                                                       860,292,130
                                                                  ----------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed                                 2,746,341
  Investments purchased                                                    835,271
  Investment advisory fee                                                  391,103
  Distribution fee                                                         310,970
  Administration fee                                                        59,343
  Transfer agent fee                                                        20,682
Accrued expenses and other payables                                        149,972
                                                                  ----------------
    TOTAL LIABILITIES                                                    4,513,682
                                                                  ----------------
    NET ASSETS                                                    $    855,778,448
                                                                  ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                   $    439,575,302
Net unrealized appreciation                                            394,413,038
Accumulated undistributed net investment income                          2,709,652
Accumulated undistributed net realized gain                             19,080,456
                                                                  ----------------
    NET ASSETS                                                    $    855,778,448
                                                                  ================
CLASS A SHARES:
Net Assets                                                        $    658,909,163
Shares Outstanding
  (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                45,857,756
    NET ASSET VALUE PER SHARE                                     $          14.37
                                                                  ================
    MAXIMUM OFFERING PRICE PER SHARE,
      (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)             $          15.17
                                                                  ================
CLASS B SHARES:
Net Assets                                                        $    184,065,422
Shares Outstanding
  (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                12,742,301
    NET ASSET VALUE PER SHARE                                     $          14.45
                                                                  ================
CLASS C SHARES:
Net Assets                                                        $      8,744,665
Shares Outstanding
  (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                   606,156
    NET ASSET VALUE PER SHARE                                     $          14.43
                                                                  ================
CLASS D SHARES:
Net Assets                                                        $      4,059,198
Shares Outstanding
  (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                   282,997
    NET ASSET VALUE PER SHARE                                     $          14.34
                                                                  ================

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

NET INVESTMENT INCOME:
INCOME
Dividends (net of $21,899 foreign withholding tax)                $     27,422,688
Interest                                                                 1,287,689
                                                                  ----------------
    TOTAL INCOME                                                        28,710,377
                                                                  ----------------
EXPENSES
Investment advisory fee                                                  4,759,242
Distribution fee (Class A shares)                                        1,206,749
Distribution fee (Class B shares)                                          664,628
Distribution fee (Class C shares)                                           85,316
Transfer agent fees and expenses                                         1,156,131
Administration fee                                                         724,978
Shareholder reports and notices                                            128,015
Professional fees                                                           81,479
Registration fees                                                           58,549
Custodian fees                                                              47,874
Trustees' fees and expenses                                                 18,582
Other                                                                       51,131
                                                                  ----------------
    TOTAL EXPENSES                                                       8,982,674
                                                                  ----------------
    NET INVESTMENT INCOME                                               19,727,703
                                                                  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain                                                      126,964,193
Net change in unrealized appreciation                                  (17,792,412)
                                                                  ----------------
    NET GAIN                                                           109,171,781
                                                                  ----------------
NET INCREASE                                                      $    128,899,484
                                                                  ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR       FOR THE YEAR
                                                                 ENDED               ENDED
                                                           DECEMBER 31, 2005   DECEMBER 31, 2004
                                                           -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                      $      19,727,703   $      22,774,344
Net realized gain                                                126,964,193          52,817,740
Net change in unrealized appreciation                            (17,792,412)         90,487,889
                                                           -----------------   -----------------
    NET INCREASE                                                 128,899,484         166,079,973
                                                           -----------------   -----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares                                               (13,127,270)           (322,389)
    Class B shares                                                (8,807,025)        (21,927,360)
    Class C shares                                                  (157,312)           (140,572)
    Class D shares                                                  (115,952)           (102,943)

Net realized gain
    Class A shares                                               (27,152,428)                 --
    Class B shares                                                (7,631,877)                 --
    Class C shares                                                  (351,337)                 --
    Class D shares                                                  (166,395)                 --
                                                           -----------------   -----------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                            (57,509,596)        (22,493,264)
                                                           -----------------   -----------------
Net decrease from transactions in shares
  of beneficial interest                                        (131,135,934)       (184,271,171)
                                                           -----------------   -----------------

    NET DECREASE                                                 (59,746,046)        (40,684,462)

NET ASSETS:
Beginning of period                                              915,524,494         956,208,956
                                                           -----------------   -----------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME OF $2,709,652 AND $5,105,860, RESPECTIVELY)       $     855,778,448   $     915,524,494
                                                           =================   =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is both capital appreciation and current income. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement; the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.57% to the portion of daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.345% to the portion of the daily net assets in excess of $5 billion.

Pursuant to an Investment Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 2005.

For the year ended December 31, 2005, the distribution fee was accrued for Class B shares at the annual rate of 0.16%. At December 31, 2005, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents payments due from the Distributor to the Fund.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.93%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $318,120 and $451, respectively and received $76,677 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2005 aggregated $178,498,534 and $334,249,131, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $489,313 and $472,028, respectively. Also, included are purchases with other Morgan Stanley funds of $255,312.

For the year ended December 31, 2005, the Fund incurred brokerage commissions of $161,373, with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund. At December 31, 2005, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $608,033 and $2,053,673, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,227. At December 31, 2005, the Fund had an accrued pension liability of $64,220 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                FOR THE YEAR                          FOR THE YEAR
                                                                   ENDED                                 ENDED
                                                              DECEMBER 31, 2005                     DECEMBER 31, 2004
                                                     ----------------------------------    ----------------------------------
                                                          SHARES             AMOUNT             SHARES             AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                                         562,597    $     8,327,385            219,528    $     2,654,225
Conversion from Class B                                   49,017,944        678,135,614                 --                 --
Reinvestment of dividends and distributions                2,222,133         32,902,579             13,917            167,288
Redeemed                                                  (6,863,067)      (101,337,495)          (585,430)        (7,018,263)
                                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease)--Class A                          44,939,607        618,028,083           (351,985)        (4,196,750)
                                                     ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                                       1,261,449         18,119,745          1,542,793         18,495,050
Conversion to Class A                                    (48,770,712)      (678,135,614)                --                 --
Reinvestment of dividends and distributions                  873,065         12,588,339          1,419,290         17,062,789
Redeemed                                                  (7,176,934)      (100,931,289)       (17,997,887)      (214,298,116)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease--Class B                                    (53,813,132)      (748,358,819)       (15,035,804)      (178,740,277)
                                                     ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                                         119,732          1,746,444             75,811            907,444
Reinvestment of dividends and distributions                   29,896            440,873              9,782            117,561
Redeemed                                                    (205,499)        (3,000,900)          (205,327)        (2,431,030)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease--Class C                                        (55,871)          (813,583)          (119,734)         1,406,025
                                                     ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                                         116,708          1,676,238            264,615          3,194,723
Reinvestment of dividends and distributions                   17,358            254,329              6,702             80,297
Redeemed                                                    (133,072)        (1,922,182)          (265,178)        (3,203,139)
                                                     ---------------    ---------------    ---------------    ---------------
Net increase--Class D                                            994              8,385              6,139             71,881
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                                      (8,928,402)   $  (131,135,934)       (15,501,384)   $  (184,271,171)
                                                     ===============    ===============    ===============    ===============

6. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                           FOR THE YEAR         FOR THE YEAR
                                                              ENDED                ENDED
                                                         DECEMBER 31, 2005    DECEMBER 31, 2004
                                                         -----------------    -----------------
Ordinary income                                          $      22,207,559    $      22,493,264
Long-term capital gains                                         35,302,037                   --
                                                         -----------------    -----------------
Total distributions                                      $      57,509,596    $      22,493,264
                                                         =================    =================

As of December 31, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income                            $       3,171,338
Undistributed long-term gains                                   21,782,780
                                                         -----------------
Net accumulated earnings                                        24,954,118
Temporary differences                                              (65,469)
Net unrealized appreciation                                    391,314,497
                                                         -----------------
Total accumulated earnings                               $     416,203,146
                                                         =================

*During the year ended December 31, 2005, the Fund utilized its net capital loss carryforward of $66,961,243.

As of December 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of premiums on debt securities and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and accumulated undistributed net investment income was credited $83,648.

7. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY UTILITIES FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                        2005           2004           2003           2002           2001
                                                     ----------     ----------     ----------     ----------     ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    13.32     $    11.34     $    10.03     $    13.07     $    19.16
                                                     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income++                                  0.31           0.29           0.31           0.33           0.38
  Net realized and unrealized gain (loss)                  1.71           1.98           1.30          (2.88)         (4.44)
                                                     ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations             2.02           2.27           1.61          (2.55)         (4.06)
                                                     ----------     ----------     ----------     ----------     ----------
Less dividends and distributions from:
  Net investment income                                   (0.36)         (0.29)         (0.30)         (0.35)         (0.38)
  Net realized gain                                       (0.61)             -              -          (0.14)         (1.65)
                                                     ----------     ----------     ----------     ----------     ----------
Total dividends and distributions                         (0.97)         (0.29)         (0.30)         (0.49)         (2.03)
                                                     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                       $    14.37     $    13.32     $    11.34     $    10.03     $    13.07
                                                     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN+                                             15.12%         20.36%         16.37%        (19.74)%       (21.23)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.03%          1.02%          1.02%          0.98%          0.90%
Net investment income                                      2.14%          2.44%          2.99%          2.98%          2.32%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $  658,909     $   12,228     $   14,403     $   14,463     $   19,314
Portfolio turnover rate                                      20%            20%            43%            51%            49%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------------
                                                       2005          2004             2003             2002          2001
                                                    ----------    ----------       ----------       ----------    ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                $    13.38    $    11.40       $    10.08       $    13.12    $    19.21
                                                    ----------    ----------       ----------       ----------    ----------
Income (loss) from investment operations:
  Net investment income++                                 0.32          0.30             0.27             0.25          0.26
  Net realized and unrealized gain (loss)                 1.72          1.99             1.31            (2.89)        (4.45)
                                                    ----------    ----------       ----------       ----------    ----------
Total income (loss) from investment operations            2.04          2.29             1.58            (2.64)        (4.19)
                                                    ----------    ----------       ----------       ----------    ----------
Less dividends and distributions from:

  Net investment income                                  (0.36)        (0.31)           (0.26)           (0.26)        (0.25)
  Net realized gain                                      (0.61)            -                -            (0.14)        (1.65)
                                                    ----------    ----------       ----------       ----------    ----------
Total dividends and distributions                        (0.97)        (0.31)           (0.26)           (0.40)        (1.90)
                                                    ----------    ----------       ----------       ----------    ----------
Net asset value, end of period                      $    14.45    $    13.38       $    11.40       $    10.08    $    13.12
                                                    ==========    ==========       ==========       ==========    ==========
TOTAL RETURN+                                            15.22%        20.37%           15.91%          (20.30)%      (21.82)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                  0.94%         0.94%(2)         1.43%(2)         1.73%         1.66%
Net investment income                                     2.23%         2.52%(2)         2.58%(2)         2.23%         1.56%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands             $  184,065    $  890,696       $  929,785       $1,011,218    $1,719,481
Portfolio turnover rate                                     20%           20%              43%              51%           49%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE DISTRIBUTOR HAD NOT REBATED A PORTION OF ITS FEE TO THE FUND, THE EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                    EXPENSE     NET INVESTMENT
                PERIOD ENDED                                         RATIO       INCOME RATIO
              -----------------                                   ----------    --------------
              DECEMBER 31, 2004                                      1.24%         2.22%
              DECEMBER 31, 2003                                      1.78          2.23

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                      FOR THE YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------
                                                       2005          2004          2003          2002          2001
                                                    ----------    ----------    ----------    ----------    ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                $    13.37    $    11.38    $    10.07    $    13.11    $    19.19
                                                    ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment income++                                 0.21          0.20          0.23          0.26          0.26
  Net realized and unrealized gain (loss)                 1.72          1.99          1.30         (2.90)        (4.44)
                                                    ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment operations            1.93          2.19          1.53         (2.64)        (4.18)
                                                    ----------    ----------    ----------    ----------    ----------
Less dividends and distributions from:
  Net investment income                                  (0.26)        (0.20)        (0.22)        (0.26)        (0.25)
  Net realized gain                                      (0.61)            -             -         (0.14)        (1.65)
                                                    ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                        (0.87)        (0.20)        (0.22)        (0.40)        (1.90)
                                                    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                      $    14.43    $    13.37    $    11.38    $    10.07    $    13.11
                                                    ==========    ==========    ==========    ==========    ==========
TOTAL RETURN+                                            14.35%        19.47%        15.44%       (20.32)%      (21.80)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                  1.71%         1.77%         1.78%         1.69%         1.66%
Net investment income                                     1.46%         1.69%         2.23%         2.27%         1.56%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands             $    8,745    $    8,851    $    8,899    $    7,900    $   11,904
Portfolio turnover rate                                     20%           20%           43%           51%           49%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                      FOR THE YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------
                                                       2005          2004          2003          2002          2001
                                                    ----------    ----------    ----------    ----------    ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                $    13.30    $    11.32    $    10.02    $    13.05    $    19.14
                                                    ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment income++                                 0.34          0.32          0.34          0.36          0.45
  Net realized and unrealized gain (loss)                 1.70          1.98          1.29         (2.88)        (4.47)
                                                    ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment operations            2.04          2.30          1.63         (2.52)        (4.02)
                                                    ----------    ----------    ----------    ----------    ----------
Less dividends and distributions from:
  Net investment income                                  (0.39)        (0.32)        (0.33)        (0.37)        (0.42)
  Net realized gain                                      (0.61)            -             -         (0.14)        (1.65)
                                                    ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                        (1.00)        (0.32)        (0.33)        (0.51)        (2.07)
                                                    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                      $    14.34    $    13.30    $    11.32    $    10.02    $    13.05
                                                    ==========    ==========    ==========    ==========    ==========
TOTAL RETURN+                                            15.34%        20.69%        16.57%       (19.49)%      (21.04)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                  0.78%         0.77%         0.78%         0.73%         0.66%
Net investment income                                     2.39%         2.69%         3.23%         3.23%         2.56%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands             $    4,059    $    3,750    $    3,123    $    3,380    $    3,783
Portfolio turnover rate                                     20%           20%           43%           51%           49%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY UTILITIES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY UTILITIES FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Utilities Fund (the "Fund"), including the portfolio of investments, as of December 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Utilities Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 17, 2006

MORGAN STANLEY UTILITIES FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                               TERM OF                                       IN FUND
                                POSITION(S)   OFFICE AND                                     COMPLEX
   NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)       OVERSEEN       OTHER  DIRECTORSHIPS
      INDEPENDENT TRUSTEE       REGISTRANT   TIME SERVED*       DURING PAST 5 YEARS**      BY TRUSTEE***       HELD BY TRUSTEE
------------------------------  -----------  ------------  ------------------------------  -------------  ------------------------
Michael Bozic (64)              Trustee      Since         Private Investor; Director or   197            Director of various
c/o Kramer Levin Naftalis &                  April 1994    Trustee of the Retail Funds                    business organizations.
Frankel LLP                                                (since April 1994) and the
Counsel to the Independent                                 Institutional Funds (since
Trustees                                                   July 2003); formerly Vice
1177 Avenue of the Americas                                Chairman of Kmart Corporation
New York, NY 10036                                         (December 1998- October 2000),
                                                           Chairman and Chief Executive
                                                           Officer of Levitz Furniture
                                                           Corporation (November 1995-
                                                           November 1998) and President
                                                           and Chief Executive Officer of
                                                           Hills Department Stores (May
                                                           1991- July 1995); formerly
                                                           variously Chairman, Chief
                                                           Executive Officer, President
                                                           and Chief Operating Officer
                                                           (1987-1991) of the Sears
                                                           Merchandise Group of Sears,
                                                           Roebuck & Co.

Edwin J. Garn (73)              Trustee      Since         Consultant; Director or         197            Director of Franklin
1031 N. Chartwell Court                      January 1993  Trustee of the Retail Funds                    Covey (time management
Salt Lake City, UT 84103                                   (since January 1993) and the                   systems), BMW Bank of
                                                           Institutional Funds (since                     North America, Inc.
                                                           July 2003); member of the Utah                 (industrial loan
                                                           Regional Advisory Board of                     corporation), Escrow
                                                           Pacific Corp. (utility                         Bank USA (industrial
                                                           company); formerly Managing                    loan corporation),
                                                           Director of Summit Ventures                    United Space Alliance
                                                           LLC (2000-2004) (lobbying and                  (joint venture between
                                                           consulting firm); United                       Lockheed Martin and the
                                                           States Senator (R-Utah)                        Boeing Company) and
                                                           (1974-1992) and Chairman,                      Nuskin Asia Pacific
                                                           Senate Banking Committee                       (multilevel marketing);
                                                           (1980-1986), Mayor of Salt                     member of the board of
                                                           Lake City, Utah (1971-1974),                   various civic and
                                                           Astronaut, Space Shuttle                       charitable
                                                           Discovery (April 12-19, 1985),                 organizations.
                                                           and Vice Chairman, Huntsman
                                                           Corporation (chemical
                                                           company).

Wayne E. Hedien (71)            Trustee      Since         Retired; Director or Trustee    197            Director of The PMI
c/o Kramer Levin Naftalis &                  September     of the Retail Funds (since                     Group Inc. (private
Frankel LLP                                  1997          September 1997) and the                        mortgage insurance);
Counsel to the Independent                                 Institutional Funds (since                     Trustee and Vice
Trustees                                                   July 2003); formerly                           Chairman of The Field
1177 Avenue of the Americas                                associated with the Allstate                   Museum of Natural
New York, NY 10036                                         Companies (1966-1994), most                    History; director of
                                                           recently as Chairman of The                    various other business
                                                           Allstate Corporation (March                    and charitable
                                                           1993- December 1994) and                       organizations.
                                                           Chairman and Chief Executive
                                                           Officer of its wholly-owned
                                                           subsidiary, Allstate Insurance
                                                           Company (July 1989-December
                                                           1994).

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                               TERM OF                                        IN FUND
                                POSITION(S)   OFFICE AND                                      COMPLEX
   NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN      OTHER  DIRECTORSHIPS
      INDEPENDENT TRUSTEE       REGISTRANT   TIME SERVED*       DURING PAST 5 YEARS**      BY TRUSTEE***       HELD BY TRUSTEE
------------------------------  -----------  ------------  ------------------------------  -------------  ------------------------
Dr. Manuel H. Johnson (56)      Trustee      Since         Senior Partner, Johnson Smick   197            Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                July 1991     International, Inc., a                         (home construction);
888 16th Street, NW                                        consulting firm; Chairman of                   Director of KFX Energy;
Suite 740                                                  the Audit Committee and                        Director of RBS
Washington, D.C. 20006                                     Director or Trustee of the                     Greenwich Capital
                                                           Retail Funds (since July 1991)                 Holdings (financial
                                                           and the Institutional Funds                    holding company).
                                                           (since July 2003); Co-Chairman
                                                           and a founder of the Group of
                                                           Seven Council (G7C), an
                                                           international economic
                                                           commission; formerly Vice
                                                           Chairman of the Board of
                                                           Governors of the Federal
                                                           Reserve System and Assistant
                                                           Secretary of the U.S.
                                                           Treasury.

Joseph J. Kearns (63)           Trustee      Since         President, Kearns & Associates  198            Director of Electro Rent
c/o Kearns & Associates LLC                  July 2003     LLC (investment consulting);                   Corporation (equipment
PMB754                                                     Deputy Chairman of the Audit                   leasing), The Ford
23852 Pacific Coast Highway                                Committee and Director or                      Family Foundation, and
Malibu, CA 90265                                           Trustee of the Retail Funds                    the UCLA Foundation.
                                                           (since July 2003) and the
                                                           Institutional Funds (since
                                                           August 1994); previously
                                                           Chairman of the Audit
                                                           Committee of the Institutional
                                                           Funds (October 2001- July
                                                           2003); formerly CFO of the
                                                           J. Paul Getty Trust.

Michael E. Nugent (69)          Trustee      Since         General Partner of Triumph      197            None.
c/o Triumph Capital, L.P.                    July 1991     Capital, L.P., a private
445 Park Avenue                                            investment partnership;
New York, NY 10022                                         Chairman of the Insurance
                                                           Committee and Director or
                                                           Trustee of the Retail Funds
                                                           (since July 1991) and the
                                                           Institutional Funds (since
                                                           July 2001); formerly Vice
                                                           President, Bankers Trust
                                                           Company and BT Capital
                                                           Corporation (1984-1988).

Fergus Reid (73)                Trustee      Since         Chairman of Lumelite Plastics   198            Trustee and Director of
c/o Lumelite Plastics                        July 2003     Corporation; Chairman of the                   certain investment
Corporation                                                Governance Committee and                       companies in the
85 Charles Colman Blvd.                                    Director or Trustee of the                     JPMorgan Funds complex
Pawling, NY 12564                                          Retail Funds (since July 2003)                 managed by J.P. Morgan
                                                           and the Institutional Funds                    Investment Management
                                                           (since June 1992).                             Inc.

INTERESTED TRUSTEES:

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                               TERM OF                                        IN FUND
                                POSITION(S)   OFFICE AND                                      COMPLEX
   NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN      OTHER  DIRECTORSHIPS
      INDEPENDENT TRUSTEE       REGISTRANT   TIME SERVED*       DURING PAST 5 YEARS**      BY TRUSTEE***       HELD BY TRUSTEE
------------------------------  -----------  ------------  ------------------------------  -------------  ------------------------
Charles A. Fiumefreddo (72)     Chairman of  Since         Chairman and Director or        197            None.
c/o Morgan Stanley Trust        the Board    July 1991     Trustee of the Retail Funds
Harborside Financial Center,    and Trustee                (since July 1991) and the
Plaza Two,                                                 Institutional Funds (since
Jersey City, NJ 07311                                      July 2003); formerly Chief
                                                           Executive Officer of the
                                                           Retail Funds (until September
                                                           2002).

James F. Higgins (57)           Trustee      Since         Director or Trustee of the      197            Director of AXA
c/o Morgan Stanley Trust                     June 2000     Retail Funds (since June 2000)                 Financial, Inc. and The
Harborside Financial Center,                               and the Institutional Funds                    Equitable Life Assurance
Plaza Two,                                                 (since July 2003); Senior                      Society of the United
Jersey City, NJ 07311                                      Advisor of Morgan Stanley                      States (financial
                                                           (since August 2000); Director                  services).
                                                           of the Distributor and Dean
                                                           Witter Realty Inc.; previously
                                                           President and Chief Operating
                                                           Officer of the Private Client
                                                           Group of Morgan Stanley (May
                                                           1999- August 2000), and
                                                           President and Chief Operating
                                                           Officer of Individual
                                                           Securities of Morgan Stanley
                                                           (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                    TERM OF
                                  POSITION(S)      OFFICE AND
   NAME, AGE AND ADDRESS OF        HELD WITH       LENGTH OF
      EXECUTIVE OFFICER           REGISTRANT      TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------   --------------  ---------------  -----------------------------------------------------------------
Ronald E. Robison (66)          President and   Since May 2003   President (since September 2005) and Principal Executive Officer
1221 Avenue of the Americas     Principal                        of funds in the Fund Complex (since May 2003); Managing Director
New York, NY 10020              Executive                        of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing
                                Officer                          Director and Director of Morgan Stanley Investment Management
                                                                 Inc., Morgan Stanley Distribution Inc. and Morgan Stanley
                                                                 Distributors Inc.; Managing Director, Chief Administrative
                                                                 Officer and Director of Morgan Stanley Investment Advisors Inc.
                                                                 and Morgan Stanley Services Company Inc.; Chief Executive Officer
                                                                 and Director of Morgan Stanley Trust; Director of Morgan Stanley
                                                                 SICAV (since May 2004); President (since September 2005) and
                                                                 Principal Executive Officer (since May 2003) of the Van Kampen
                                                                 Funds; previously, Executive Vice President (July 2003-September
                                                                 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional
                                                                 Funds (March 2001-July 2003), Chief Global Operations Officer of
                                                                 Morgan Stanley Investment Management Inc. and Chief Executive
                                                                 Officer and Chairman of Van Kampen Investor Services.

J. David Germany (51)           Vice President  Since            Managing Director and Chief Investment Officer - Global Fixed
25 Cabot Square,                                February 2006    Income of Morgan Stanley Investment Management Inc., Morgan
Canary Wharf,                                                    Stanley Investment Advisors Inc., and Van Kampen Asset
London, United Kingdom                                           Management. Managing Director and Director of Morgan Stanley
E144QA                                                           Investment Management Ltd. Vice President (since February 2006)
                                                                 of the Morgan Stanley Retail Funds and Morgan Stanley
                                                                 Institutional Funds.

Dennis F. Shea (52)             Vice President  Since            Managing Director and Chief Investment Officer - Global Equity of
1221 Avenue of the Americas                     February 2006    Morgan Stanley Investment Advisors Inc., Morgan Stanley
New York, NY 10020                                               Investment Management Inc. and Van Kampen Asset Management. Vice
                                                                 President (since February 2006) of the Morgan Stanley Retail
                                                                 Funds and Morgan Stanley Institutional Funds. Previously,
                                                                 Managing Director and Director of Global Equity Research at
                                                                 Morgan Stanley.

Barry Fink (50)                 Vice President  Since            General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas                     February 1997    December 2000) of Morgan Stanley Investment Management; Managing
New York, NY 10020                                               Director (since December 2000) of the Investment Adviser and the
                                                                 Administrator; Vice President of the Retail Funds; Assistant
                                                                 Secretary of Morgan Stanley DW; Vice President of the
                                                                 Institutional Funds (since July 2003); Managing Director,
                                                                 Secretary and Director of the Distributor; previously Secretary
                                                                 (February 1997-July 2003) and General Counsel (February
                                                                 1997-April 2004) of the Retail Funds; previously Secretary
                                                                 (1997-2006) and Director (1997-2005) of the Investment Adviser
                                                                 and Administrator; and Secretary and Director of the Distributor
                                                                 (1997-2005).

Amy R. Doberman (43)            Vice President  Since July 2004  Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                      Management; Managing Director (since July 2004) and Secretary
New York, NY 10020                                               (since February 2006) of Morgan Stanley Investment Management
                                                                 Inc. and the Investment Adviser, Managing Director and Secretary
                                                                 of the Distributor (since February 2006); Managing Director
                                                                 (since February 2005) and Secretary (since February 2006) of the
                                                                 Administrator; Vice President of the Institutional and Retail
                                                                 Funds (since July 2004); various positions with the Van Kampen
                                                                 Funds and certain of their service providers; previously,
                                                                 Managing Director and General Counsel - Americas, UBS Global
                                                                 Asset Management (July 2000-July 2004).

                                                    TERM OF
                                  POSITION(S)      OFFICE AND
   NAME, AGE AND ADDRESS OF        HELD WITH       LENGTH OF
      EXECUTIVE OFFICER           REGISTRANT      TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------   --------------  ---------------  -----------------------------------------------------------------
Carsten Otto (42)               Chief           Since October    Managing Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas     Compliance      2004             Stanley Investment Management Inc. (since October 2004); Managing
New York, NY 10020              Officer                          Director of the Investment Adviser and Morgan Stanley Investment
                                                                 Management Inc.; formerly Assistant Secretary and Assistant
                                                                 General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39)          Vice President  Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                      Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                               Vice President of the Institutional Funds (since December 1997)
                                                                 and the Retail Funds (since July 2003); various positions with the Van Kampen Funds; formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

Francis J. Smith (40)           Treasurer and   Treasurer since  Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust        Chief           July 2003 and    Administration (since December 2001); previously, Vice President
Harborside Financial Center,    Financial       Chief Financial  of the Retail Funds (September 2002-July 2003); Vice President of
Plaza Two,                      Officer         Officer since    the Investment Adviser and the Administrator (August
Jersey City, NJ 07311                           September 2002   2000-November 2001).

Thomas F. Caloia (59)           Vice President  Since July 2003  Executive Director (since December 2002) and Assistant Treasurer
c/o Morgan Stanley Trust                                         of the Investment Adviser, the Distributor and the Administrator;
Harborside Financial Center,                                     previously Treasurer of the Retail Funds (April 1989-July 2003);
Plaza Two,                                                       formerly First Vice President of the Investment Adviser, the
Jersey City, NJ 07311                                            Distributor and the Administrator.

Mary E. Mullin (38)             Secretary       Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                      Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                               Secretary of the Institutional Funds (since June 1999) and the
                                                                 Retail Funds (since July 2003); formerly practiced law with the
                                                                 New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                                 Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

          During the fiscal year ended December 31, 2005, 100% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended December 31, 2005 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

          During the fiscal year ended December 31, 2005, the Fund paid to its shareholders $0.61 per share from long-term capital gains.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

38545RPT RA06-00105P-Y12/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                   MORGAN STANLEY UTILITIES FUND


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2005


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2)  Not applicable.

      (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

       2005
                                   REGISTRANT     COVERED ENTITIES(1)
          AUDIT FEES               $  37,466      N/A
          NON-AUDIT FEES
              AUDIT-RELATED FEES   $     540 (2)  $   (2)
              TAX FEES             $   5,020 (3)  $   (4)
              ALL OTHER FEES       $       -      $ -
          TOTAL NON-AUDIT FEES     $   5,560      $

          TOTAL                    $  43,026      $

       2004
                                   REGISTRANT     COVERED ENTITIES(1)
          AUDIT FEES               $  35,686      N/A

          NON-AUDIT FEES
              AUDIT-RELATED FEES   $     452 (2)  $  3,746,495 (2)
              TAX FEES             $   5,394 (3)  $     79,800 (4)
              ALL OTHER FEES       $       -      $          - (5)
          TOTAL NON-AUDIT FEES     $   5,846      $  3,826,295

          TOTAL                    $  41,532      $  3,826,295

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
           (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Van Kampen Asset Management
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2006